Basis of Presentation (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 23, 2018	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	1-for-10 reverse stock split				1-for-10 reverse stock					1-for-10 reverse stock
Net loss		$ (2,167,209)	$ (2,815,152)	$ (4,705,766)	$ (4,646,262)	$ (3,584,652)	$ (2,012,690)	$ (9,688,127)	$ (10,243,605)	$ (16,868,711)	$ (7,863,858)
Net cash used in operating activities								(12,851,824)	$ (10,130,131)	(13,332,927)	(7,397,912)
Net working capital		100,000						100,000
Accumulated deficit		(79,888,272)						(79,888,272)		(70,200,145)	(53,331,434)
Cash and cash equivalents		$ 1,957,395						$ 1,957,395		$ 7,812,259	$ 22,631,971